Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (12,047)	$ (8,576)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property, plant and equipment	2,108	2,009
Amortization of intangible assets	175	68	$ 260
Amortization of right-of-use assets	607	488
Bad debt expense	419	413
Impairment of other assets	4,921
Change in fair value of derivatives and contingent consideration	287	1,579
Non-cash accretion of interest expense	242
Share-based compensation	386	34
Deferred income taxes	(116)	124
Changes in operating assets and liabilities:
Accounts receivable	(2,392)	1,720
Other receivables	4,263	19,464
Prepaid expenses and other current assets	92	467
Inventories	(603)	(36,975)
Other assets, noncurrent	1,232	(1,246)
Accounts payable	11,359	35,834
Lease liabilities	(351)	(246)
Other payables and liabilities	2,808	(4,665)
Net cash provided by operating activities	13,390	10,492
Cash flows from investing activities:
Purchases of property, plant, and equipment	(563)	(4,121)
Sales of property, plant, and equipment	1	5
Additions to intangible assets	(102)	(71)
Net cash used in investing activities	(664)	(4,187)
Cash flows from financing activities:
Proceeds from exercise of warrants		1
Borrowings on working capital facilities, net	4,688	819
Borrowings on lines of credit – Wheat inventories	39,825	60,381
Repayments on lines of credit – Wheat inventories	(60,564)	(65,618)
Borrowings on loans	1,440	3,750
Repayments on loans	(5,488)	(3,018)
Net cash used in financing activities	(20,099)	(3,685)
Effect of exchange rate changes on cash and cash equivalents	(280)	(2,292)
Net (decrease) increase in cash and cash equivalents	(7,653)	328
Cash and cash equivalents, beginning of period	24,021	24,827	24,827
Cash and cash equivalents, end of period	16,368	25,155	$ 24,021
Non-cash financing activities:
Shares repurchased and retired		30
Supplemental cash flow disclosures:
Interest paid	6,848	8,266
Net income taxes paid	$ 1,812	$ 522